UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-5349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 S. Wacker Drive, Suite 500, Chicago, Illinois 60606

(Address of principal executive offices)                                                             (Zip code)

Peter V. Bonanno, Esq. Goldman, Sachs & Co. One New York Plaza New York, New York 10004	Copies to: Kenneth L. Greenberg, Esq. Drinker Biddle & Reath LLP One Logan Square 18th and Cherry Streets Philadelphia, PA 19103

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(312) 655-4400

Date of fiscal year end:	October 31, 2006

Date of reporting period:	July 31, 2006

GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FLEX FUND*
Schedule of Investments
July 31, 2006 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short-Term Obligation — 100.0%
State Street Bank & Trust Euro - Time Deposit
$20,000,000	4.85%	08/01/2006	$20,000,000

TOTAL INVESTMENTS — 100.0%			20,000,000

LIABILITIES IN EXCESS OF OTHER ASSETS — 0.0%			(6,613)

NET ASSETS — 100.0%			$19,993,387

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

For information on the mutual funds, please call our toll free Shareholder Services
Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com/funds.

*	The Goldman Sachs Structured International Equity Flex Fund commenced operations on July 31, 2006.

GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FLEX FUND*
ADDITIONAL NOTES TO THE SCHEDULE OF INVESTMENTS
Investment Valuation — Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value.
Futures Contracts — The Fund may enter into futures transactions to hedge against changes in interest rates, securities prices, currency exchange rates or to seek to increase total return. Futures contracts are valued at the last settlement price at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, the Fund is required to deposit with a broker, or the Fund’s custodian bank on behalf of the broker an amount of cash or securities equal to the minimum “initial margin” requirement of the associated futures exchange. Subsequent payments for futures contracts (“variation margin”) are paid or received by the Fund, dependent on the daily fluctuations in the value of the contracts, and are recorded for financial reporting purposes as unrealized gains or losses. When contracts are closed, the Fund realizes a gain or loss.
     The use of futures contracts involve, to varying degrees, elements of market and counterparty risk which may exceed the amounts recognized in the Statement of Assets and Liabilities. Changes in the value of the futures contract may not directly correlate with changes in the value of the underlying securities. This risk may decrease the effectiveness of the Fund’s strategies and potentially result in a loss.
At July 31, 2006, the following futures contracts were open as follows:

	Number of
	Contracts	Settlement		Unrealized
Type	Long	Month	Market Value	Gain (Loss)

SPI 200	11	September 2006	$1,367,025	$3,000
Dow Jones Euro Stoxx 50 Index	182	September 2006	6,724,900	(686)
FTSE 100 Index	44	September 2006	2,603,040	(3,436)
Hang Seng Stock Index	5	August 2006	4,243,750	412
TOPIX Index	35	September 2006	549,675,000	(7,938)

			$564,613,715	$(8,648)

Segregation Transactions — As set forth in the prospectus, the Fund may enter into certain derivative transactions to seek to increase total return. Forward foreign currency exchange contracts, futures contracts, written options, swap contracts, mortgage dollar rolls, when-issued securities and forward commitments represent examples of such transactions. As a result of entering into these transactions, the Fund is required to segregate liquid assets, on the books of its custodian, with a current value equal to or greater than the market value of the corresponding transactions.
Tax Information — At July 31, 2006, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$20,000,000

Gross unrealized gain	—
Gross unrealized loss	—

Net unrealized security gain (loss)	$—

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders (when available). This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Goldman Sachs Trust

By (Signature and Title)*	/s/ KAYSIE UNIACKE, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date September 29, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ KAYSIE UNIACKE, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date September 29, 2006

By (Signature and Title)*	/s/ JOHN M. PERLOWSKI, TREASURER/PRINCIPAL FINANCIAL OFFICER

Date September 29, 2006

* Print the name and title of each signing officer under his or her signature.